First Investors Life Variable Annuity Fund C
95 Wall Street
New York, New York 10005
212-858-8000

May 1, 2003

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:   First Investors Life Variable Annuity Fund C
      File Nos. 033-33419 and 811-06130

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, I hereby certify that the definitive form of the prospectus and statement of additional information used with respect to the above registrant does not differ from those contained in Post-Effective Amendment No. 18 ("PEA No. 18") to its registration statement on Form N-4. PEA No. 18 was electronically filed under Rule 485(b) on April 28, 2003.

If you have any questions or comments concerning the filing, please contact me at 212-858-8144.


Very truly yours,


/s/ Elizabeth Ann Agostini


Elizabeth Ann Agostini
Corporate Counsel